SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
As filed with the Securities and Exchange Commission on September 29, 2023

FORM N-6
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	[ ]
Post-Effective Amendment No. 58 (File No. 333-69777)	[X]
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	[ ]
Amendment No. 143 (File No. 811-04298)	[X]
(Check appropriate box or boxes)

(Exact Name of Registrant)
RiverSource Variable Life Separate Account

Name of Depositor:
RIVERSOURCE LIFE INSURANCE COMPANY
Address of Depositor’s Principal Executive Offices, Zip Code
Depositor’s Telephone Number, including Area Code:

70100 Ameriprise Financial Center Minneapolis, MN 55474
(800) 862-7919
Name and Address of Agent for Service:
Nicole D. Wood, Esq.
5229 Ameriprise Financial Center
Minneapolis, MN 55474

Approximate Date of Proposed Public Offering N/A
It is proposed that this filing will become effective (check appropriate box)
[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [date] pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory NoteThis Post-Effective Amendment No. 58 under the Securities Act of 1933, as amended (the “Securities Act”) (and Amendment No. 143 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-6 (the “Registration Statement”) is being filed solely for the purpose of including the Depositor’s (RiverSource Life Insurance Company) re-casted financial statements for fiscal years ended December 31, 2022 and 2021 in the Statement of Additional Information (“SAI”).

The Depositor re-casted its financial statements exclusively due to a change in accounting standards.  Accordingly, this amendment deletes in its entirety the incorporation by reference and hyperlink to the combined SAI dated May 1, 2023 and incorporates by reference (and includes a new hyperlink thereto) the new combined SAI, dated May 1, 2023 and amended as of September 29, 2023.

PART A: PROSPECTUS
Prospectus for RiverSource® Variable Universal Life IV / RiverSource® Variable Universal Life IV – Estate Series and RiverSource® Variable Universal Life Insurance III dated May 1, 2023 filed electronically with Post-Effective Amendment No. 57 is incorporated by reference to this Post-Effective Amendment No. 58.

PART B: STATEMENT OF ADDITIONAL INFORMATION
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated May 1, 2023 (as amended Sept. 29, 2023), filed electronically as Part B to Post-Effective Amendment No. 13 to Registration Statement No. 333-227506, is incorporated by reference.
PART C: OTHER INFORMATION
Item 30. Exhibits—Except as noted below, all required exhibits have been previously filed and are incorporated by reference from prior Registration Statements of the Depositor.
(a)(1)
(a)(1) Copy of Resolution of Board of Directors of IDS Life Insurance Company establishing the Trust, adopted May 9, 1985, filed electronically as exhibit (a)(1) to Post-Effective Amendment No. 4 to Registration Statement No. 333-227506 is
incorporated herein by reference.

(a)(2)
(a)(2) Copy of Resolution of Board of Directors of IDS Life Insurance Company reconstituting the Trust, adopted October 16,
1985, filed electronically as exhibit (a)(2) to Post-Effective Amendment No. 4 to Registration Statement No. 333-227506 is
incorporated herein by reference.

(a)(3)
(a)(3) Unanimous Written Consent of the Board of Directors In Lieu of a Meeting for the IDS Life Insurance Company
adopted December 8, 2006, for the Re-designation of the Separate Accounts to Reflect Entity Consolidation and Rebranding
filed as Exhibit (a)(6) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(b)	Not applicable.
(c)
Form of Principal Underwriter Agreement for RiverSource Life Insurance Company for Variable Annuities and Variable Life
Insurance filed electronically as Exhibit 3.1 to Initial Registration Statement on Form N-4 for RiverSource Variable Annuity
Account (previously American Enterprise Variable Annuity Account), RiverSource Signature(SM) Select Variable Annuity and
RiverSource Signature(SM) Variable Annuity, on or about Jan. 2, 2007, is incorporated herein by reference.

(d)(1)	Copy of Single Premium Variable Life Insurance Policy (SPVL)filed electronically as exhibit (d)(1) to Post-Effective Amendment No. 54 Registration Statement No. 55 is incorporated herein by reference.
(d)(2)	Copy of Flexible Premium Variable Life Insurance Policy (VUL III) filed electronically as Exhibit (d)(2) to Post-Effective Amendment No. 54 is incorporated herein by reference.
(d)(3)
(d)(3) Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV - ES) filed electronically as Exhibit (d)(3) to Post No. 54 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(4)	Copy of Base Insured Rider (Term Insurance) filed electronically as Exhibit (d)(4) to Post-Effective Amendment No. 54 to Registration Statement No. 54 I incorporated herein by reference.
(d)(5)
Copy of Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV – ES) filed electronically as Exhibit (d)(5) to
Post-Effective Amendment No. 54 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(6)
Copy of Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV – ES, 2005 Revisions) filed electronically as
Exhibit (d) (6) to Post-Effective Amendment No. 54 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(7)
Copy of Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV – ES, 2008 Revisions) filed electronically as
Exhibit (d)(7) to Post-Effective Amendment No. 54 to Registration Statement No 333-69777 is incorporated herein by reference.

(d)(8)
Copy of Waiver of Monthly Deduction Rider for Total Disability filed electronically as Exhibit (d)(5) to Post-Effective
Amendment No. 14 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(9)
Copy of Waiver of Premium Rider for Total Disability filed electronically as Exhibit (d)(6) to Post-Effective Amendment
No. 14 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(10)
Copy of Specimen Policy for Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as
Exhibit (d)(7) to Registrant's Post-Effective Amendment No. 27, (File No. 333-69777), is incorporated herein by reference.

(d)(11)
Copy of AdvanceSource(R) Accelerated Benefit Rider filed electronically as Exhibit (d)(8) to Post-Effective Amendment
No. 39 to Registration Statement No. 333-69777 is incorporated herein by reference.

(d)(12)
Copy of Endorsement to the Flexible Premium Variable Life Insurance Policy (VUL IV/VUL IV-ES) filed electronically as
Exhibit (d)(9) to Post-Effective Amendment No. 39 to Registration Statement No. 333-69777 is incorporated herein by reference.

(e)(1)
Form of Application for the Flexible Premium Variable Life Insurance Policy filed electronically as Exhibit 1.A. (10) to
Registrant's Form S-6, Pre-Effective Amendment No. 1, File No. 333-69777 is incorporated herein by reference.

See Exhibit 1.A.(10) to Registration Statement No. 333-69777, filed on or about April 26, 1999
(f)(1)
Copy of Certificate of Incorporation of IDS Life Insurance Company, dated July 23, 1957, filed electronically as exhibit
(f)(1) to Post-Effective Amendment No. 4 to Registration Statement No. 333-227506 is incorporated herein by reference.

(f)(2)
Copy of Certificate of Amendment of Certificate of Incorporation of IDS Life Insurance Company dated June 22, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(f)(3)
Copy of Amended and Restated By-Laws of RiverSource Life Insurance Company filed electronically as Exhibit 27(f)(2) to
Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(g)(1)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as
Treaty 3337, dated August 30, 2005, filed electronically as Exhibit (g)(1) to Registrant's Post-Effective Amendment No. 27,
File No. 333-69777 is incorporated herein by reference.

(g)(2)
Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3337 and dated
April 1, 1990, between IDS Life Insurance Company and Reinsurer, effective January 24, 2006 filed electronically as Exhibit
(g)(2) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(3)
Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005 filed electronically as Exhibit (g)(3) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(4)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as
Treaty 3007, dated November 25, 2003, filed electronically as Exhibit (g)(4) to Registrant's Post-Effective Amendment No. 27,
File No. 333-69777 is incorporated herein by reference.

(g)(5)
(g)(5) Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated
November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as
Exhibit (g)(5) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(6)
Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated
November 25, 2003, between IDS Life Insurance Company and Reinsurer, effective January 1, 2005, filed electronically as
Exhibit (g)(6) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(7)
Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3007 and dated
November 25, 2003, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(7) to Registrant's
Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(8)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated
November 25, 2002, filed electronically as Exhibit (g)(8) to Registrant's Post-Effective Amendment No. 27, File
No. 333-69777 is incorporated herein by reference.

(g)(9)
Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life
Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(9) to Registrant's Post-Effective
Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(10)
Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between IDS Life
Insurance Company and Reinsurer filed electronically as Exhibit (g)(10) to Registrant's Post-Effective Amendment No. 27,
File No. 333-69777 is incorporated herein by reference.

(g)(11)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as
Treaty 1321, dated August 30, 2005, filed electronically as Exhibit (g)(11) to Registrant's Post-Effective Amendment No. 27,
File No. 333-69777 is incorporated herein by reference.

(g)(12)
Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number 1321 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer effective January 24, 2006, filed electronically as
Exhibit (g)(12) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(13)
Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(13) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(14)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as
Treaty 103, dated November 25, 2002, filed electronically as Exhibit (g)(14) to Registrant's Post-Effective Amendment No. 27,
File No. 333-69777 is incorporated herein by reference.

(g)(15)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as
Treaty 0094-4206, dated November 25, 2002, filed electronically as Exhibit (g)(15) to Registrant's Post-Effective Amendment
No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(16)
Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement dated November 25, 2002, between
IDS Life Insurance Company and Reinsurer effective January 1, 2004 filed electronically as Exhibit (g)(16) to Registrant's
Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(17)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as
Treaty 7449-1, dated November 25, 2002, filed electronically as Exhibit (g)(17) to Registrant's Post-Effective Amendment
No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(18)
Redacted copy of Amendment Number 1 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005 filed electronically as Exhibit (g)(18) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(19)
Redacted copy of Amendment Number 2 to the Automatic YRT Reinsurance Agreement identified as Treaty Number 7449-1 and dated November 25, 2002, between IDS Life Insurance Company and Reinsurer effective January 1, 2005, filed electronically as Exhibit (g)(19) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(20)
Redacted copy of Automatic and Facultative Reinsurance Agreement between IDS Life Insurance Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(20) to Registrant's Post-Effective Amendment No. 27, File
No. 333-69777 is incorporated herein by reference.

(g)(21)
Redacted copy of Amendment to the Automatic YRT Reinsurance Agreement dated November April 29, 1999, between IDS
Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(21) to Registrant's
Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(22)
(g)(22) Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement between IDS Life Insurance
Company and Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(22) to Registrant's Post-Effective Amendment
No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(23)
Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS
Life Insurance Company and Reinsurer effective January 1, 2006 filed electronically as Exhibit (g)(23) to Registrant's
Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(24)
Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(24) to
Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(25)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as
Treaty 10401-00-00, dated August 30, 2005, filed electronically as Exhibit (g)(25) to Registrant's Post-Effective Amendment
No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(26)
(g)(26) Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement identified as Treaty Number
10401-00-00 and dated August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit
(g)(26) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(27)
Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(27) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(28)
Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and
Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(28) to Registrant's Post-Effective Amendment No. 27, File
No. 333-69777 is incorporated herein by reference.

(g)(29)
Redacted copy of Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated April 29, 1999, between
IDS Life Insurance Company and Reinsurer effective January 1, 2001 filed electronically as Exhibit (g)(29) to Registrant's
Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(30)
(g)(30) Redacted copy of the Second Amendment to the Automatic and Facultative YRT Reinsurance Agreement dated
April 29, 1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(30) to Registrant's
Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(31)
Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and
Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(31) to Registrant's Post-Effective Amendment No. 27, File
No. 333-69777 is incorporated herein by reference.

(g)(32)
Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS
Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(32) to Registrant's
Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(33)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as
Treaty 836301, dated August 30, 2005, filed electronically as Exhibit (g)(33) to Registrant's Post-Effective Amendment No. 27,
File No. 333-69777 is incorporated herein by reference.

(g)(34)
Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(34) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(35)
Redacted copy of the First Amendment to the Automatic YRT Agreement identified as Treaty 836301 and dated August 30,
2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(35) to Registrant's Post-Effective
Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(36)
Redacted copy of Automatic and Facultative YRT Reinsurance Agreement between IDS Life Insurance Company and
Reinsurer dated April 29, 1999, filed electronically as Exhibit (g)(36) to Registrant's Post-Effective Amendment No. 27, File
No. 333-69777 is incorporated herein by reference.

(g)(37)
Redacted copy of Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29, 1999, between IDS
Life Insurance Company and Reinsurer effective January 1, 2001, filed electronically as Exhibit (g)(37) to Registrant's
Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(38)
(g)(38) Redacted copy of the Second Amendment to the Automatic and Facultative Reinsurance Agreement dated April 29,
1999, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(38) to Registrant's Post-Effective
Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(39)
Redacted copy of Automatic YRT Reinsurance Agreement between IDS Life Insurance Company and Reinsurer, identified as
Treaty 3310-02, dated August 30, 2005, filed electronically as Exhibit (g)(39) to Registrant's Post-Effective Amendment
No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(40)
Redacted copy of Letter of Intent between IDS Life Insurance Company and Reinsurer effective August 30, 2005, filed electronically as Exhibit (g)(40) to Registrant's Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(g)(41)
Redacted copy of the First Amendment to the Automatic YRT Reinsurance Agreement, identified as Treaty 3310-02 and dated
August 30, 2005, between IDS Life Insurance Company and Reinsurer filed electronically as Exhibit (g)(41) to Registrant's
Post-Effective Amendment No. 27, File No. 333-69777 is incorporated herein by reference.

(h)(1)
Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds,
AIM Distributors, Inc. American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective
Amendment No. 28 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(2)
Copy of Amended and Restated Fund participation Agreement dated January 1, 2007, among Variable Insurance Products
Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Company filed electronically as Exhibit 8.6 to
RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or
about April 24, 2008, is incorporated herein by reference.

(h)(3)
Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life
Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life
Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century
Investment Services, Inc. filed electronically as Exhibit (h)(3) to Post-Effective Amendment No. 22 to Registration Statement
No. 333-44644 is incorporated herein by reference.

(h)(4)
Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc.,
Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company filed electronically as
Exhibit 27(h)(4) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 and is incorporated herein by reference.

(h)(5)
Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Enterprise Life
Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, Credit Suisse Trust, Credit
Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to
Post-Effective Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(6)
Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account
Funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.21 to RiverSource
Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement No. 333-139760 on or about April 24,
2008 is incorporated herein by reference.

(h)(7)
Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company, PIMCO Variable Insurance Trust
and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.19 to Post-Effective Amendment No. 41 to
Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(8)
Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life
Insurance Company, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as
Exhibit 8.2 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement
No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(9)
Copy of Amended and Restated Participation Agreement dated August 1, 2005, by and between Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American
Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise
Financial Services, Inc. (formerly American Express Financial Advisors Inc.) filed electronically as Exhibit (h)(10) to
Post-Effective Amendment No. 27 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(10)
Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and
IDS Life Insurance Company filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 41 to Registration Statement
No. 333-79311 is incorporated herein by reference.

(h)(11)
Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among
American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and
Janus Aspen Series filed electronically as Exhibit 27(h)(12) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(h)(12)
Copy of Amended and Restated Participation Agreement among MFS Variable Insurance Trust, IDS Life Insurance Company,
American Enterprise Life Insurance Company and Massachusetts Financial Services Company, dated June 9, 2006, filed electronically as Exhibit (h)(14) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(13)
Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series
Trust, Third Avenue Management LLC American Enterprise Life Insurance Company and IDS Life Insurance Company filed electronically as Exhibit 27(h)(18) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated herein by reference.

(h)(14)
Copy of Fund Participation Agreement dated April 2, 2007, among RiverSource Life Insurance Company, Wanger Advisors
Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as
Exhibit 8.11 to RiverSource Variable Annuity Account’s Post-Effective Amendment No. 2 to Registration Statement
No. 333-139760 on or about April 24, 2008, is incorporated herein by reference.

(h)(15)
Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Enterprise Life Insurance
Company, IDS Life Insurance Company, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein
Investments, Inc. filed electronically as Exhibit (h) (20) to Post-Effective Amendment No. 28 to Registration Statement
No. 333-69777 is incorporated herein by reference.

(h)(16)
Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Company,
RiverSource Distributors, Inc. and Wells Fargo Funds Distributor, LLC dated January 1, 2007, filed electronically as Exhibit
(h)(21) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(17)
Copy of Fund Participation Agreement dated May 1, 2006, among American Enterprise Life Insurance Company, IDS Life
Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia
Management Distributors, Inc. filed electronically as Exhibit 27(h) (22) to Post-Effective Amendment No. 28 to Registration
Statement No. 333-69777 is incorporated herein by reference.

(h)(18)
Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource
Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective
Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

(h)(19)
Copy of Amended and Restated Participation Agreement dated June 9, 2006, by and among American Enterprise Life
Insurance Company, IDS Life Insurance Company, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27(h)(24) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is
incorporated herein by reference.

(h)(20)
Copy of Fund Participation Agreement dated January 1, 2007, by and among, RiverSource Life Insurance Company,
RiverSource Distributors, Inc., Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit (h)(26) to Post-Effective Amendment No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(21)
Copy of Amended and Restated Participation Agreement dated January 1, 2007, by and among, Royce Capital Fund, Royce &
Associates LLC and RiverSource Life Insurance Company filed electronically as Exhibit (h)(27) to Post-Effective Amendment
No. 30 to Registration Statement No. 333-69777 is incorporated herein by reference.

(h)(22)
Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, BlackRock
Variable Series Funds, Inc. and BlackRock Investments, LLC filed electronically as Exhibit 8.3 to RiverSource Variable
Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(23)
Copy of Fund Participation Agreement dated April 26, 2012 by and among RiverSource Life Insurance Company, RiverSource
Distributors, Inc., DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investments
Distributors, Inc. and Deutsche Investment Management Americas Inc. filed electronically as Exhibit 8.5 to RiverSource
Variable Account 10’s Post-Effective Amendment No. 1 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(24)
Copy of Fund Participation Agreement dated April 30, 2013, by and among ALPS Variable Investment Trust, ALPS Portfolio
Solutions Distributor, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.16 to RiverSource
Variable Account 10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(25)
Copy of Fund Participation Agreement dated April 29, 2013, by and among Van Eck VIP Trust, Van Eck Securities
Corporation, and RiverSource Life Insurance Company filed electronically as exhibit 8.17 to RiverSource Variable Account
10’s Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(26)
Copy of Fund Participation Agreement dated April 29, 2013, by and among Ivy Funds Variable Insurance Portfolios, Waddell &
Reed, Inc., and RiverSource Life Insurance Company filed electronically as exhibit 8.18 to RiverSource Variable Account 10’s
Post-Effective Amendment No. 4 to Registration Statement No. 333-179398 is incorporated herein by reference.

(h)(27)
Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust,
Neuberger Berman Management, Inc. and IDS Life Insurance Company filed electronically as Exhibit 8.16 to Post-Effective
Amendment No. 41 to Registration Statement No. 333-79311 is incorporated herein by reference.

(h)(28)
Copy of Fund Participation Agreement dated December 30, 2016, by and among Calvert Variable Series, Inc., Eaton Vance
Distributors, Inc. and RiverSource Life Insurance Company filed electronically as Exhibit 8.34 to RiverSource Variable
Account 10's Post-Effective Amendment No. 79 to Registration Statement No. 333-79311 is incorporated herein by reference.

(i)	Not applicable.
(j)	Not applicable.
(k)	Consent and Opinion of Counsel is filed electronically herewith.
(l)	Not applicable.
(m)	Not applicable.
(n)	Consent of Independent Registered Public Accounting Firm for VUL III is filed electronically herewith.
(n)(1)	Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV – Estate Series is filed electronically herewith.
(o)	Not applicable.
(p)	Not applicable.
(q)
RiverSource Life Insurance Company's Description of Transfer and Redemption Procedures and Method of Conversion to
Fixed Benefit Policies filed electronically as Exhibit (q) to Post-Effective Amendment No. 28 to Registration Statement
No. 33-62457 is incorporated herein by reference.

(r)	Not applicable.
(s)
Power of Attorney to sign Amendment to this Registration Statement, dated September 6, 2023, filed electronically as Exhibit
(p) to RiverSource Variable Account 10’s Post-Effective Amendment 20 to Registration Statement on Form N-4, File
No. 333-230376, is incorporated herein by reference.

Item 31. Directors and Officers of the Depositor The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:
Name	Principal Business Address*	Position and Offices With Depositor
Gumer C. Alvero		Chairman of the Board and President
Michael J. Pelzel		Senior Vice President – Corporate Tax
Stephen P. Blaske		Director, Senior Vice President and Chief Actuary
Shweta Jhanji		Senior Vice President and Treasurer
Gene R. Tannuzzo		Director
Stephen R. Wolfrath		Director, Vice President – Insurance and Annuities Product Development and Management
John R. Hutt		Director
Brian E. Hartert		Chief Financial Officer
Paula J. Minella		Secretary
Gregg L. Ewing		Vice President and Controller
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The following is the list of subsidiaries of Ameriprise Financial, Inc:
SUBSIDIARIES AND AFFILIATES OF AMERIPRISE FINANCIAL, INC.
Parent Company /Subsidiary Name	Jurisdiction
Ameriprise Financial, Inc.*	Delaware
Ameriprise Advisor Capital, LLC	Delaware
Ameriprise Advisor Financing 2, LLC	Delaware
Ameriprise Asset Management Holdings Singapore (Pte.) Ltd.	Signapore
Ameriprise Asset Management Holdings Hong Kong Limited	Hong Kong
Threadneedle Portfolio Services Hong Kong Limited	Hong Kong
Columbia Threadneedle Investments Japan Co., Ltd.	Japan
Columbia Threadneedle Malaysia Sdn Bhd.	Malaysia
Threadneedle Investments Singapore (Pte.) Ltd.	Singapore
Ameriprise Bank, FSB	Federal
Ameriprise Capital Trust I	Delaware
Ameriprise Capital Trust II	Delaware
Ameriprise Capital Trust III	Delaware
Ameriprise Capital Trust IV	Delaware
Ameriprise Captive Insurance Company	Vermont
Ameriprise Certificate Company	Delaware
Investors Syndicate Development Corporation	Nevada
Ameriprise Holdings, Inc.	Delaware
Ameriprise India LLP[1]	India
Ameriprise India Partner, LLC	Delaware
Ameriprise Trust Company	Minnesota

Parent Company /Subsidiary Name	Jurisdiction
AMPF Holding, LLC	Minnesota
American Enterprise Investment Services Inc.[2]	Minnesota
Ameriprise Financial Services, LLC[2]	Delaware
AMPF Property Corporation	Michigan
Investment Professionals, Inc.[2]	Texas
Columbia Management Investment Advisers, LLC	Minnesota
Advisory Capital Strategies Group Inc.	Minnesota
Columbia Wanger Asset Management, LLC	Delaware
Emerging Global Advisors, LLC	Delaware
GA Legacy, LLC	Delaware
J. & W. Seligman & Co. Incorporated	Delaware
Columbia Management Investment Distributors, Inc.[2]	Delaware
Seligman Partners, LLC[3]	Delaware
Lionstone BBP Limited Partner, LLC	Delaware
Houston BBP, L.P.[4]	Delaware
Lionstone CREAD Partners Two, LLC	Delaware
CREAD Ventures AIV, L.P.[12]	Delaware
LCFRE Nashville Carothers Holdings, LLC	Delaware
LCFRE Nashville Carothers GP, L.P.	Delaware
LCFRE Nashville Carothers (TN), LP	Delaware
Lionstone Commercial Real Estate Alpha Driver Partners, L.P.	Delaware
Lionstone LORE Two, LLC	Delaware
Lionstone Oregon Real Estate One, L.P.[12]	Delaware
Lionstone Partners, LLC	Texas
Cash Flow Asset Management GP, LLC	Texas
Cash Flow Asset Management, L.P.[5]	Texas
Lionstone Advisory Services, LLC	Texas
Lionstone CFRE II Real Estate Advisory, LLC	Delaware
Lionstone Development Services, LLC	Texas
LPL 1111 Broadway GP, LLC	Texas
LPL 1111 Broadway, L.P.[6]	Texas
Lionstone Raleigh Development Partners GP, LLC.	Delaware
Lionstone Raleigh Development Partners, LP7	Delaware
Lionstone RDP Channel House Investors, L.P.	Delaware
Lionstone RDP PCS Phase I Investors, L.P.	Delaware
Lionstone RDP Platform Investors, L.P.	Delaware
Lionstone RDP Tower V Investors GP, LLC	Delaware
Lionstone RDP Tower V Investors, L.P.[13]	Delaware

Parent Company /Subsidiary Name	Jurisdiction
Lionstone RDP Coninvestment Fund 1 GP, LLC	Delaware
Lionstone RDP Coninvestment Fund 1, LP	Delaware
Lionstone VA Five, LLC	Delaware
Lionstone US Value-Add Five, L.P.[8]	Delaware
RiverSource CDO Seed Investments, LLC	Minnesota
Columbia Management Investment Services Corp.	Minnesota
Columbia Threadneedle Canada, Inc.	Ontario
Columbia Threadneedle Investments UK International Limited	England & Wales
Columbia Threadneedle (Europe) Limited	England & Wales
Columbia Threadneedle AM (Holdings) plc	Scotland
Astraeus III GP LLP
Astraeus III FP LP
Columbia Threadneedle Capital (Group) Limited	Cayman Islands
Columbia Threadneedle Capital (Holdings) Limited	Cayman Islands
Columbia Threadneedle Capital (UK) Limited	England & Wales
Columbia Threadneedle Multi-Manager LLP	England & Wales
Thames River Capital LLP	England & Wales
Columbia Threadneedle Group (Holdings) Limited	England & Wales
Columbia Threadneedle Group (Management) Limited	England & Wales
Columbia Threadneedle Holdings Limited	England & Wales
Columbia Threadneedle Investment Services Limited	England & Wales
Columbia Threadneedle Management Limited	England & Wales
F&C Unit Management Limited	England & Wales
FCEM Holdings (UK) Limited	England & Wales
F&C Emerging Markets Limited	England & Wales
F&C (CI) Limited	England & Wales
F&C Private Equity Nominee Limited	England & Wales
Columbia Threadneedle Luxembourg S.A.9†	Luxembourg

Parent Company /Subsidiary Name	Jurisdiction
Columbia Threadneedle Netherlands B.V.	Netherlands
F&C Alternative Investments (Holdings) Limited	England & Wales
F&C Ireland Limited	Ireland
Columbia Threadneedle Treasury Limited	England & Wales
WAM Holdings Ltd	England & Wales
Columbia Threadneedle Fund Management Limited	England & Wales
Columbia Threadneedle Managers Limited	England & Wales
Columbia Threadneedle (Services) Limited	Scotland
Columbia Threadneedle Management (Swiss) GmbH‡	Switzerland
Columbia Threadneedle Investment Business Limited	Scotland
Columbia Threadneedle PE Co-Investment GP LLP	Scotland
FCIT PE FP LP9	Scotland
Columbia Threadneedle PE Co-Investment FP LP9	Scotland
Columbia Threadneedle Real Estate Partners LLP[10]	England & Wales
CT UK Residential Real Estate FCP-RAIF (Associate)	England & Wales
REIT Asset Management Limited	England & Wales
Columbia Threadneedle REP (Corporate Services) Limited	England & Wales
F&C REIT Corporate Finance Limited	England & Wales
Columbia Threadneedle Real Estate Partners S.à.r.l.	Luxembourg
CT Real Estate Partners GmbH & Co. KG, München	Germany
CT Real Estate Partners Verwaltungsgesellschaft mbH, München (General Partner)	Germany
Columbia Threadneedle Real Estate Partners Asset Management plc	England & Wales
FOSCA II Manager S.à.r.l.	Luxembourg
Columbia Threadneedle REP Property Management Limited	England & Wales
Columbia Threadneedle Unit Trust Managers Limited	England
Castle Mount Impact Partners GP LLP
Castle Mount Impact Partners FP LP
F&C Aurora (GP) Limited	Scotland
LPE II (Founding Partner) LP	Scotland
The Aurora Fund (Founder Partner) LP9	Scotland
F&C Climate Opportunity Partners (GP) Limited	Scotland

Parent Company /Subsidiary Name	Jurisdiction
F&C Climate Opportunity Partners (GP) LP	Scotland
F&C Climate Opportunity Partners (Founder Partner) LP9	Scotland
F&C Equity Partners Holdings Limited	England & Wales
F&C Equity Partners plc	England & Wales
F&C European Capital Partners (GP) Limited	Scotland
F&C European Capital Partners (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) Limited	Scotland
F&C European Capital Partners II (Founder Partner) LP9	Scotland
F&C European Capital Partners II (GP) LP	Scotland
F&C Finance plc	England & Wales
F&C Group ESOP Trustee Limited	Scotland
F&C Investment Manager plc	England & Wales
FP Asset Management Holdings Limited	England & Wales
Columbia Threadneedle Asset Managers Limited	England & Wales
Ivory & Sime (Japan) KK	Japan
Ivory & Sime Limited	Scotland
Columbia Threadneedle (EM) Investments Limited	England & Wales
Pyrford International Limited	England & Wales
RiverSource Distributors, Inc.[2]	Delaware
RiverSource Life Insurance Company	Minnesota
Columbia Cent CLO Advisers, LLC	Delaware
RiverSource Life Insurance Co. of New York	New York
RiverSource NY REO, LLC	New York
RiverSource REO 1, LLC	Minnesota
RiverSource Tax Advantaged Investments, Inc.	Delaware
AEXP Affordable Housing Portfolio, LLC[11]	Delaware
TAM UK International Holdings Limited	England & Wales
Columbia Threadneedle Investments (ME) Limited	Dubai
Threadneedle Asset Management Oversight Limited	England & Wales
Ameriprise International Holdings GmbH	Switzerland
Threadneedle EMEA Holdings 1, LLC	Minnesota, USA

Parent Company /Subsidiary Name	Jurisdiction
Threadneedle Asset Management Holdings Sàrl**	Luxembourg
CTM Holdings Limited	Malta
TAM Investment Limited	England & Wales
Threadneedle Holdings Limited	England & Wales
TAM UK Holdings Limited	England & Wales
Threadneedle Asset Management Holdings Limited**	England & Wales
Columbia Threadneedle Foundation	England & Wales
TC Financing Limited	England & Wales
Threadneedle Asset Management Limited	England & Wales
Threadneedle Investment Services Limited	England & Wales
Threadneedle Asset Management (Nominees) Limited	England & Wales
Sackville TIPP Property (GP) Limited	England & Wales
Threadneedle Asset Management Finance Limited	England & Wales
TMS Investment Limited	Jersey
Threadneedle International Limited	England & Wales
Threadneedle Investments (Channel Islands) Limited	Jersey
Threadneedle Investments Limited	England & Wales
Threadneedle Management Services Limited	England & Wales
Threadneedle Pension Trustees Limited	England & Wales
Threadneedle Navigator ISA Manager Limited	England & Wales
Threadneedle Pensions Limited	England & Wales
Threadneedle Portfolio Services AG	Switzerland
Threadneedle Portfolio Services Limited	England & Wales
Threadneedle Property Investments Limited	England & Wales
Sackville (CTESIF) 2&3 GP Sàrl	Luxembourg
Sackville LCW (GP) Limited	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville LCW Sub LP 1 (GP) Limited	England & Wales
Sackville LCW Nominee 1 Limited	England & Wales
Sackville LCW Nominee 2 Limited	England & Wales
Sackville LCW Sub LP 2 (GP) Limited	England & Wales
Sackville LCW Nominee 3 Limited	England & Wales
Sackville LCW Nominee 4 Limited	England & Wales
Sackville Property Atlantic (Jersey GP) Limited	Jersey
Sackville Property Curtis (Jersey GP) Limited	Jersey
Sackville Property Farnborough (Jersey GP) Limited	Jersey
Sackville Property Hayes (Jersey GP) Limited	Jersey
Sackville UKPEC6 Hayes Nominee 1 Limited	Jersey
Sackville UKPEC6 Hayes Nominee 2 Limited	Jersey
Sackville Property St James (Jersey GP) Limited	Jersey
Sackville Property Tower (Jersey GP) Limited	Jersey
Sackville Property Victoria (Jersey GP) Limited	Jersey
Sackville Tandem Property (GP) Limited	England & Wales
Sackville TPEN Property (GP) Limited	England & Wales
Sackville TSP Property (GP) Limited	England & Wales
Sackville UK Property Select II (GP) Limited	England & Wales
Sackville UK Property Select II (GP) No. 3 Limited	England & Wales
Sackville UK Property Select II Nominee (3) Limited	England & Wales
Sackville UK Property Select III (GP) No. 1 Limited	England & Wales
Sackville UK Property Select III Nominee (1) Limited	England & Wales
Sackville UK Property Select III Nominee (2) Limited	England & Wales
Sackville UK Property Select III (GP) No. 2 Limited	England & Wales
Sackville UK Property Select III Nominee (3) Ltd	England & Wales
Sackville UK Property Select III Nominee (4) Ltd	England & Wales

Parent Company /Subsidiary Name	Jurisdiction
Sackville UK Property Select III (GP) No. 3 Limited	England & Wales
Sackville UK Property Select III Nominee (5) Ltd	England & Wales
Sackville UK Property Select III Nominee (6) Ltd	England & Wales
Sackville UK Property Select III (GP) S.à r.l.	Luxembourg
Sackville UK Property Select IV (GP) S.à.r.l.	Luxembourg
Sackville UK Property Select IV (GP) No. 1 Limited	England
Sackville UK Property Select IV Nominee (1) Limited	England
Sackville UK Property Select IV Nominee (2) Limited	England
Sackville UK Property Select IV (GP) No. 2 Limited	England
Sackville UK Property Select IV (GP) No. 3 Limited	England
Sackville UKPEC1 Leeds (GP) Limited	England & Wales
Sackville UKPEC3 Croxley (GP) Limited	England & Wales
Threadneedle Property Execution 1 Limited	England & Wales
Threadneedle Property Execution 2 Limited	England & Wales
Threadneedle UK Property Select IV Feeder SA SICAV-RAIF	Luxembourg
Threadneedle Unit Trust Manager Limited	England & Wales
Threadneedle Management Luxembourg S.A.	Luxembourg

Unless otherwise indicated all ownership interests are 100%
*
Publicly-traded company (NYSE: AMP)
**
The company has non-voting shares held by third parties
†
Regulated by Luxembourg Authority
‡
FINMA Authorized Representative office of BMO Asset Management Ltd.
1
Owned by: Ameriprise Financial, Inc. 100% profit sharing ratio with capital contribution of 124,078,760 INR (Indian currency=rupees) & 10 INR owned each by Columbia Management Investment Advisers, LLC & Ameriprise India Partner, LLC
2
Registered broker-dealer
3
Managed by members of onshore hedge fund feeders
4
Owned by: Lionstone BBP Limited Partner, LLC (2%) & Teacher Retirement System of Texas (98%)
5
Owned by: Lionstone Partners, LLC (99%) & Cash Flow Asset Management GP, LLC (1%).
6
Owned by: Lionstone Partners, LLC (99.9%) & LPL 1111 Broadway GP, LLC (0.1%)
7
Owned by Lionstone Raleigh Development Partners GP, LLC (1.88%), LS Employee Holdings, LLC (0.82%), Lionstone Oregon Real Estate One, L.P. (32.43%), California State Teachers’ Retirement System (32.43%) and State of Wisconsin Investment Board (32.43%)
8
Owned by Lionstone VA Five, LLC (2%), LVA5 Holdings, LLC (1%), Teacher Retirement System of Texas (26.2%), California State Teachers’ Retirement System (26.2%), William Marsh Rice University (5.2%) and Lion Real Estate LLC (39.4%)
9
Columbia Threadneedle AM (Holdings) plc owns a percentage of the entity
10
Columbia ThreadneedleTreasury Limited holds 1 unit
11
One-third of this entity is owned by American Express Travel Related Services.
Item 33. Indemnification
The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.
No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person’s acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.
The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriters
(a) RiverSource Distributors, Inc. acts as principal underwriter for:
RiverSource Variable Annuity Account 1
RiverSource Variable Annuity Account
RiverSource Account F
RiverSource Variable Annuity Fund A
RiverSource Variable Annuity Fund B
RiverSource Variable Account 10
RiverSource Account SBS
RiverSource MVA Account
RiverSource Account MGA
RiverSource Account for Smith Barney
RiverSource Variable Life Separate Account
RiverSource Variable Life Account
RiverSource of New York Variable Annuity Account 1
RiverSource of New York Variable Annuity Account 2
RiverSource of New York Account 4
RiverSource of New York Account 7
RiverSource of New York Account 8
(b) As to each director, officer or partner of the principal underwriter:
Name and Principal Business Address*	Positions and Offices with Underwriter
Kara D. Sherman	Director
Gumer C. Alvero	Chairman of the Board and Chief Executive Officer
Shweta Jhanji	Senior Vice President and Treasurer
Paula J. Minella	Secretary
Jason S. Bartylla	Chief Financial Officer
Lori Arrell	Director
*
The business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

(c) RiverSource Distributors Inc., the principal underwriter during Registrant’s last fiscal year, was paid the following commissions:
NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	OTHER COMPENSATION
RiverSource Distributors, Inc.	$408,452,683	None	None	None
Item 35. Location of Accounts and Records
The accounts and records of the Registrant are located at the offices of the Depositor RiverSource Life Insurance Company at 70100 Ameriprise Financial Center, Minneapolis, Minnesota 55474.
Item 36. Management Services
Not Applicable.
Item 37. Fee Representation
The Depositor represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on September 29, 2023.
RiverSource Variable Life Separate Account
(Registrant)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on September 29, 2023.
RiverSource Life Insurance Company
(Depositor)
By:	/s/ Gumer C. Alvero
Gumer C. Alvero Chairman of the Board and President
As required by the Securities Act of 1933, Amendment to this Registration Statement has been signed by the following persons in the capacities indicated on September 29, 2023.
Signature	Title
/s/ Gumer C. Alvero	Chairman of the Board and President (Chief Executive Officer)
Gumer C. Alvero
/s/ Michael J. Pelzel	Senior Vice President – Corporate Tax
Michael J. Pelzel
/s/ Stephen P. Blaske	Director, Senior Vice President and Chief Actuary
Stephen P. Blaske
/s/ Shweta Jhanji	Senior Vice President and Treasurer
Shweta Jhanji
/s/ Brian E. Hartert	Chief Financial Officer (Chief Financial Officer)
Brian E. Hartert
/s/ Gene R. Tannuzzo	Director
Gene R. Tannuzzo
/s/ Gregg L. Ewing	Vice President and Controller (Principal Accounting Officer)
Gregg L. Ewing
/s/ Stephen R. Wolfrath	Director, Vice President-Insurance and Annuities Product Development and Management
Stephen R. Wolfrath
/s/ John R. Hutt	Director
John R. Hutt
Signed pursuant to Power of Attorney to sign Amendment to this Registration Statement, dated Sept.6, 2023 filed electronically as Exhibit (p) to RiverSource Variable Account 10’s Post-Effective Amendment 20 to Registration Statement on Form N-4, File No.333-230376, is incorporated herein by reference, by

/s/ Nicole D. Wood
Nicole D. Wood Assistant General Counsel and Assistant Secretary

Contents of Post-Effective Amendment No. 58
This Registration Statement is comprised of the following papers and documents:
The Cover Page.
PART A.
The prospectus for:
RiverSource® Variable Universal Life IV / RiverSource® Variable Universal Life IV - Estate Series and RiverSource® Variable Universal Life Insurance III dated May 1, 2023 filed electronically with Post-Effective Amendment No. 57 is incorporated by reference to this Post-Effective Amendment No. 58.
PART B.
The combined Statement of Additional Information and Financial Statements for RiverSource Variable Life Separate Account dated May 1, 2023 (as amended Sept. 29, 2023) filed electronically as Part B to Post-Effective Amendment No. 13 to Registration Statement No. 333-227506, is incorporated by reference.
Part C.
Other Information.
The signatures.
Exhibits.

EXHIBIT INDEX
(k)	Consent and Opinion of Counsel.
(n)	Consent of Independent Registered Public Accounting Firm for VUL III.
(n)(1)	Consent of Independent Registered Public Accounting Firm for VUL IV/VUL IV – Estate Series.